As filed with the Securities and Exchange Commission on March 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value

Aerospace & Defense - 4.1%
The Boeing Company	12,500	$853,875
Honeywell International, Inc.	15,000	576,300
		1,430,175

Air Freight - 2.3%
FedEx Corp.	8,000	809,200

Airlines - 1.8%
Alaska Air Group, Inc. *	20,000	638,600

Building Products - 0.1%
Trex Company, Inc. *	700	17,486

Capital Markets - 2.7%
The Charles Schwab Corporation	40,000	591,600
Investment Technology Group, Inc. *	8,000	359,840
		951,440

Chemicals - 2.1%
FMC Corporation *	13,000	733,460

Commercial Banks - 7.1%
F.N.B. Corporation	25,000	421,000
Mellon Financial Corporation	30,000	1,058,100
PNC Financial Services Group	9,000	583,740
Sovereign Bancorp, Inc.	20,000	436,000
		2,498,840

Communications Equipment - 1.8%
Spectrum Control, Inc. *	27,399	196,999
Westell Technologies, Inc. - Class A *	100,000	445,000
		641,999

Computers & Peripherals - 7.6%
Dell, Inc. *	20,000	586,200
EMC Corporation *	40,000	536,000
SanDisk Corporation *	23,000	1,549,280
		2,671,480

Diversified Financial Services - 4.1%
CIT Group, Inc.	13,000	693,420
Citigroup, Inc.	16,500	768,570
		1,461,990

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
January 31, 2006 (Unaudited)

COMMON STOCKS - 89.6% (Continued)	Shares	Value

Diversified Telecommunication Services - 13.6%
ALLTEL Corporation	10,000	600,300
AT&T, Inc.	60,000	1,557,000
IDT Corporation - Class B *	50,000	617,500
North Pittsburgh Systems, Inc.	30,000	597,900
Telefonos de Mexico SA de CV - ADR	20,000	474,800
Verizon Communications, Inc.	30,000	949,800
		4,797,300

Grocery Stores - 2.2%
Koninklijke Ahold NV - ADR *	100,000	774,000

Industrial Conglomerates - 5.3%
Loews Corporation	10,000	986,900
Matthews International Corporation - Class A	13,000	486,070
Tyco International Ltd. +	15,000	390,750
		1,863,720

Insurance - 8.1%
Arthur J. Gallagher & Co.	20,000	583,200
Erie Indemnity Company - Class A	15,000	795,000
Fidelity National Financial, Inc.	20,000	789,400
Fidelity National Title Group, Inc. - Class A	3,500	85,330
The Hartford Financial Services Group, Inc.	7,500	616,725
		2,869,655

Machinery - 7.8%
Ingersoll-Rand Company - Class A +	20,000	785,400
ITT Industries, Inc.	8,000	820,000
Parker Hannifin Corporation	15,000	1,136,550
		2,741,950

Media - 3.6%
Comcast Corporation - Class A *	35,000	973,700
Discovery Holding Company - Class A *	3,000	45,480
Liberty Media Corporation - Class A *	30,000	250,800
		1,269,980

Metals & Mining - 0.6%
Alcoa, Inc.	7,000	220,500

Oil & Gas - 1.1%
El Paso Corporation	30,000	403,800

Pharmaceuticals - 5.6%
Allergan, Inc.	10,000	1,164,000
Pfizer, Inc.	5,000	128,400
Wyeth	15,000	693,750
		1,986,150

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
January 31, 2006 (Unaudited)

COMMON STOCKS - 89.6% (Continued)	Shares	Value

Road & Rail - 1.1%
Dollar Thrifty Automotive Group, Inc. *	10,000	379,300

Semiconductor & Semiconductor Equipment - 2.9%
Cognex Corporation	15,000	437,700
Texas Instruments, Inc.	20,000	584,600
		1,022,300

Software - 3.6%
Computer Associates International, Inc.	25,000	682,500
InterVoice, Inc. *	50,000	425,000
OPNET Technologies, Inc. *	20,000	176,200
		1,283,700

Specialty Retail - 0.4%
Blockbuster, Inc. - Class A	30,000	123,900
Blockbuster, Inc. - Class B	2,670	10,039
		133,939

TOTAL COMMON STOCKS		31,600,964
(cost $23,426,871)
	Principal
SHORT-TERM INVESTMENTS - 10.5%	Amount	Value
US Treasury Bills - 8.5%
3.764%, 02/16/2006 $	3,000,000	$2,995,295

Investment Companies - 2.0%
Goldman Sachs Financial Square Prime
Obligations Fund, 4.23%**	695,837	695,837

TOTAL SHORT-TERM INVESTMENTS - 10.5%
(cost $3,691,132)		3,691,132

TOTAL INVESTMENTS - 100.1%
(cost $27,118,003)		35,292,096

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(14,941)

TOTAL NET ASSETS - 100.0%		$35,277,155

* Non-income producing security.
+ U.S. Security of foreign company.
ADR American Depositary Receipt.
** Variable rate security. The rates listed are as of January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments    $27,118,003
Gross unrealized appreciation  8,318,650
Gross unrealized depreciation  (144,557)
Net unrealized appreciation                $8,174,093

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fort Pitt Capital Funds

By (Signature and Title)   /s/ Douglas W. Kreps
                                                Douglas W. Kreps, President

Date                     March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas W. Kreps
                                                      Douglas W. Kreps, President

Date                        March 22, 2006

By (Signature and Title)*    /s/ Charles A. Smith
                                                      Charles A. Smith, Treasurer

Date                         March 22, 2006
* Print the name and title of each signing officer under his or her signature.